Other Long-term Assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets
OTHER LONG-TERM ASSETS

($ millions)	2019	2018
Long-term investments	6.7	8.7
Other receivables	15.7	15.8
Reclamation fund	—	18.7
Other long-term assets	22.4	43.2

a) Long-term investments

($ millions)	2019	2018
Investments in public companies, beginning of year	8.7	65.1
Acquired through capital dispositions	—	112.6
Dispositions	—	(152.8)
Unrealized loss recognized in other loss	(2.0)	(16.2)
Investments in public companies, end of year	6.7	8.7

Public companies
The Company holds common shares in publicly traded oil and gas companies. The investments are classified as financial assets at fair value through profit or loss and are fair valued at each period with the resulting gain or loss recorded in net income. At December 31, 2019, the investments were recorded at a fair value of $6.7 million which was $0.6 million more than the original cost of the investments. At December 31, 2018, the investments were recorded at a fair value of $8.7 million which was $2.6 million more than the original cost of the investments.

b)	Other receivables
At December 31, 2019, the Company had investment tax credits of $15.7 million (December 31, 2018 - $15.8 million).